Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Carrying value of asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents and restricted cash	$ 115,993	$ 129,098
Derivative instruments receivable	0	636
Derivative instruments payable	(29,771)	(2,371)
Long-term debt	(762,179)	(778,849)
Fair value asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents and restricted cash	115,993	129,098
Derivative instruments receivable	0	636
Derivative instruments payable	(29,771)	(2,371)
Long-term debt	$ (768,382)	$ (785,917)